Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 77,506	$ 117,819
Restricted cash, current (Note 8)	29,094	7,422
Trade accounts receivable, net	32,222	58,785
Inventories (Note 4)	47,172	51,153
Due from managers	0	899
Due from related parties (Note 3)	140	590
Prepaid expenses and other receivables	14,962	17,745
Derivatives, current asset portion (Note 13)	12,050	216
Other current assets (Notes 14)	10,399	11,413
Total Current Assets	223,545	266,042
FIXED ASSETS
Vessels and other fixed assets, net (Note 5)	2,939,957	2,965,527
Total Fixed Assets	2,939,957	2,965,527
OTHER NON-CURRENT ASSETS
Long term investment (Note 3)	1,324	1,162
Restricted cash, non-current (Note 8)	1,020	1,021
Leased buildings, right-of-use assets	1,056	1,216
Other non-current assets	129	3,703
TOTAL ASSETS	3,167,031	3,238,671
CURRENT LIABILITIES
Current portion of long term debt (Note 8)	171,876	150,350
Lease financing short term (Note 6)	48,178	52,145
Accounts payable	43,275	42,779
Due to managers	11,095	5,781
Due to related parties (Note 3)	1,972	4,017
Accrued liabilities	22,555	46,761
Derivatives, current liability portion (Note 13)	14,419	1,724
Deferred revenue	11,151	7,374
Total Current Liabilities	324,521	310,931
NON-CURRENT LIABILITIES
8.30% 2022 Notes, net of unamortized debt issuance costs of $1,179 and $975, as of December 31, 2019 and June 30, 2020, respectively (Note 8)	49,025	48,821
Long term debt, net of current portion and unamortized debt issuance costs of $15,098 and $16,500, as of December 31, 2019 and June 30, 2020, respectively (Note 8)	977,847	960,589
Lease financing long term, net of unamortized debt issuance costs of $3,936 and $3,021, as of December 31, 2019 and June 30, 2020, respectively (Note 6)	314,433	369,831
Derivatives, non-current liability portion (Note 13)	3,757	0
Fair value of below market time charters acquired (Note 7)	1,755	2,473
Leased buildings, operating lease liabilities	1,056	1,216
Other non-current liabilities	834	770
TOTAL LIABILITIES	1,673,228	1,694,631
COMMITMENTS & CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred Shares; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2019 and June 30, 2020, respectively (Note 9)	0	0
Common Shares, $0.01 par value, 300,000,000 shares authorized; 96,073,197 shares issued and 96,066,226 shares (net of treasury shares) outstanding as of December 31, 2019; 96,074,497 shares issued and 96,067,526 shares (net of treasury shares) outstanding as of June 30, 2020 (Note 9)	961	961
Additional paid in capital	2,545,558	2,544,342
Treasury shares (6,971 and 6,971 shares at December 31, 2019 and June 30, 2020, respectively)	(93)	(93)
Accumulated other comprehensive income/(loss)	(5,284)	0
Accumulated deficit	(1,047,339)	(1,001,170)
Total Shareholders' Equity	1,493,803	1,544,040
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 3,167,031	$ 3,238,671